Liability Related to Warrants	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Warrants And Rights Note Disclosure [Abstract]
Liability Related to Warrants

8.Liability related to warrants:

The Company has issued common shares, pre-funded warrants and warrants as part of its financing arrangements which are exercisable for a variable number of shares. Common shares and pre-funded warrants are classified as equity. Warrants are classified as liabilities rather than equity. As of October 1, 2022, as a result of the change in functional currency of Neptune, the 2020 Warrants and 2021 Warrants no longer met the criteria for liability classification and therefore were reclassified as equity prospectively (see note10(f)).

On October 11, 2022, the Company closed a registered direct offering (“October 2022 Direct Offering”) of 3,208,557 of its Common Shares and warrants (“Series E Warrants”) to purchase up to 6,417,114 Common Shares in the concurrent Private Placement. The combined purchase price for one Common Share and one warrant was $1.87. The Series E Warrants have an exercise price of $1.62 per Common Share, are exercisable immediately following the date of issuance and will expire five years from the date of issuance. The Company received gross proceeds of $6,000,002 and net proceeds of $5,135,002 after deducting the placement agent fees and expenses, and the Company’s offering expenses. Based on the fair value of the warrants as at the date of closing, which was determined using a Black-Scholes model, the Company recorded the full proceeds to liabilities, with an initial liability of $7,029,614 and a loss on initial recognition of $1,029,614. Because the fair value of the liability classified warrant exceeded the total proceeds, no consideration was allocated to the Common Shares. Total issue costs related to this offering of $865,000 were recorded under finance costs.

On June 23, 2022, Neptune issued a total of 645,526 pre-funded warrants (“Pre-Funded Warrants”), along with 1,300,000 common shares of the Company, as part of a registered direct offering (“June 2022 Direct Offering”). Each Pre-Funded Warrant was exercisable for one Common Share. The common shares and the Pre-Funded Warrants were sold together with 1,945,526 Series C Warrants (the “Series C Warrants”), and 1,945,526 Series D Warrants (the “Series D Warrants”) and collectively, the “June 2022 Common Warrants”. Each of the June 2022 Common Warrant is exercisable for one common share. Each of the common share and Pre-Funded Warrants and the accompanying June 2022 Common Warrants were sold together at a combined offering price of $2.57, for aggregate gross proceeds of $5,000,002 before deducting fees and other estimated offering expenses. The Pre-Funded Warrants are funded in full at closing except for a nominal exercise price of $0.0001 and are exercisable commencing on the Closing Date and will terminate when such Pre-Funded Warrants are exercised in full. The Series C Warrants and the Series D Warrants have an exercise price of $2.32 per share and can be exercised for a period of 5 years and 2 years respectively from the date of issuance. On October 6, 2022, the Company agreed to extend the termination date of 972,763 Series C Warrants by two years.

Proceeds of the June 2022 Direct Offering were allocated between common shares and warrants first by allocating proceeds to the warrants classified as a liability based on their fair value and then allocating the residual to the equity instruments, which includes the Pre-Funded Warrants. The fair value of the liability-classified warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $4,046,836 for the Series C Warrants and $3,080,121 for the Series D Warrants. Because the fair value of the liability classified warrant exceeded the total proceeds, no consideration was allocated to the Common Shares and Pre-Funded Warrants and a loss $2,126,955 was immediately recognized in the net loss of the period as there were no additional rights or privileges identified. The Company is in need of financing to be able to continue its activities as described in note 1. The Pre-Funded Warrants were exercised in full on June 24, 2022 for gross proceeds of $65. Total issue costs related to this private placement of $465,211, were recorded under finance costs.

During the month of August 2022, a total of 201,207 Series C Warrants and 972,763 Series D Warrants were exercised at $2.32 each in cashless transactions, which resulted in an aggregate total of 384,446 shares being issued for an aggregate value of $1,769,000.

The fair value of the Series C Warrants and Series D Warrants liability was determined using the Black-Scholes model. Warrants are revalued each period-end at fair value and accounted for in the Company’s profit and loss statement under “gain on revaluation of derivatives”.

Changes in the value of the liability related to the warrants for the nine-month period ended December 31, 2022 and 2021 were as follows:

	Warrants	Amount

Outstanding as at March 31, 2021	497,355	$10,462,137
Revaluation	(8,853,111)
Movements in exchange rates	32,916
Outstanding as at December 31, 2021	497,355	1,641,942

Outstanding as at March 31, 2022	1,925,929	$5,570,530
Warrants issued during the period	10,308,166	14,156,571
Warrants exercised during the period	(1,173,970)	(1,769,000)
Warrants reclassified to equity during the period	(497,355)	(37,710)
Revaluation gain	(16,083,681)
Movements in exchange rates	(392,652)
Outstanding as at December 31, 2022	10,562,770	1,444,058

The following table provides the relevant information on the outstanding warrants as at December 31, 2022:

		Number of	Number of
		warrants	warrants
Reference	Date of issuance	outstanding	exercisable	Exercise price	Expiry date

Series A Warrants	March 14, 2022	714,287	714,287	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	714,287	$11.20	March 14, 2028
Series C Warrants	June 23, 2022	771,556	771,556	$2.32	June 23, 2027
Series C Warrants	June 23, 2022	972,763	972,763	$2.32	June 23, 2029
Series D Warrants	June 23, 2022	972,763	972,763	$2.32	June 24, 2024
Series E Warrants	October 11, 2022	6,417,114	6,417,114	$1.62	October 11, 2027

		10,562,770	10,562,770	$3.10

The holders of warrants listed above will be entitled to participate in dividends and other distributions of assets by the Company to its holders of common shares as though the holder then held common shares.

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value for the respective nine-month periods is presented in the following tables:

	2020 Warrants		2021 Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Balance - beginning of period	$309,769	$6,174,137	$306,704	$4,288,000

Warrants reclassified to equity during the period	(19,058)	—	(18,652)	—
Change in fair value to date of transfer to equity	(279,056)	(5,300,014)	(276,527)	(3,553,097)
Translation effect	(11,655)	20,701	(11,525)	12,215

Balance - end of period	$—	$894,824	$—	$747,118

	Series A Warrants		Series B Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Balance - beginning of period	$3,270,816	$—	$1,683,241	$—

Change in fair value	(3,099,783)	—	(1,622,926)	—
Translation effect	(136,418)	—	(59,975)	—

Balance - end of period	$34,615	$—	$340	$—

	Series C Warrants		Series D Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Balance - beginning of period	$—	$—	$—	$—

Warrants issued during the period	4,046,836	—	3,080,121	—
Warrants exercised during the period	(365,224)	—	(1,403,776)	—
Change in fair value	(3,339,370)	—	(1,337,675)	—
Translation effect	(121,760)	—	(51,319)	—

Balance - end of period	$220,482	$—	$287,351	$—

	Series E Warrants
	December 31, 2022	December 31, 2021

Balance - beginning of period	$—	$—

Warrants issued during the period	7,029,614	—
Change in fair value	(6,128,344)	—

Balance - end of period	$901,270	$—

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Share price	N/A	$14.35	N/A	$14.35
Exercise price	N/A	$78.75	N/A	$78.75
Dividend yield	N/A	—	N/A	—
Risk-free interest	N/A	1.10%	N/A	1.22%
Remaining contractual life (years)	N/A	3.81	N/A	4.64
Expected volatility	N/A	80.4%	N/A	79.2%

	Series A Warrants		Series B Warrants
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

Share price	$0.32	$—	$0.32	$—
Exercise price	$11.20	$—	$11.20	$—
Dividend yield	—	—	—	—
Risk-free interest	4.02%	—	4.75%	—
Remaining contractual life (years)	4.71	—	0.71	—
Expected volatility	94.2%	—	135.7%	—

	Series C Warrants		Series D Warrants
		June 23, 2022		June 23, 2022
	December 31, 2022	(Grant date)	December 31, 2022	(Grant date)

Share price	$0.32	$2.90	$0.32	$2.90
Exercise price	$2.32	$2.32	$2.32	$2.32
Dividend yield	—	—	—	—
Risk-free interest	4.05%	3.38%	4.58%	3.21%
Remaining contractual life (years)	4.48	5.00	1.48	2.00
Expected volatility	94.1%	84.0%	112.4%	88.7%

	Series E Warrants
		October 11, 2022
	December 31, 2022	(Grant date)

Share price	$0.32	$1.54
Exercise price	$1.62	$1.62
Dividend yield	—	—
Risk-free interest	4.02%	4.14%
Remaining contractual life (years)	4.78	5.00
Expected volatility	93.6%	90.4%

The Company measured its derivative warrant liabilities at fair value on a recurring basis. These financial liabilities were measured using level 3 inputs. The Company uses the historical volatility of the underlying share to establish the expected volatility of the warrants. An increase or decrease in this assumption to estimate the fair values using the Black-Scholes option pricing model would result in an increase or a decrease in the fair value of the instruments, respectively.

12.Liability related to warrants:

During the years ended March 31, 2022 and 2021, the Corporation issued common share, pre-funded warrants and warrants as part of its financing arrangements which are exercisable for a variable number of shares. Common shares and pre-funded warrants are classified as equity. Warrants are classified as liabilities rather than equity.

On March 14, 2022, Neptune issued a total of 185,715 pre-funded warrants (“Pre-Funded Warrants”), along with 528,572 common shares of the Corporation , as part of a registered direct offering (“Direct Offering”), and with each Pre-Funded Warrant, which qualified as equity, exercisable for one Common Share. The common shares and the Pre-Funded Warrants were sold together with 714,286 Series A Warrants (the “Series A Warrants”) to purchase up to an aggregate of 714,286 common shares, and with 714,286 Series B Warrants (the “Series B Warrants” and collectively with the Series A Warrants, the “Common Warrants”) to purchase up to another aggregate of 714,286 common shares. Each common share and Pre-Funded Warrants and the accompanying Common Warrants were sold together at a combined offering price of $11.20, for aggregate gross proceeds of $8.0 million before deducting fees and other estimated offering expenses. The Pre-Funded Warrants are funded in full at closing except for a nominal exercise price of $0.0035 and are exercisable commencing on the Closing Date and will terminate when such Pre-Funded Warrants are exercised in full. The Series A Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date and will expire five and a half years from the date of issuance. The Series B Warrants have an exercise price of $11.20 per share and are exercisable six months after the closing date and expire 18 months from the date of issuance.

Proceeds of the Direct Offering were allocated between common shares and warrants first by allocating proceeds to the warrants classified as a liability and measured at fair value each period with changes in fair value recorded in the income statement based on their fair value and then allocating the residual to the equity instruments, which includes the Pre-Funded Warrants. The fair value of the liability-classified warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $4,757,559 for the Series A Warrants and $2,857,755 for the Series B Warrants. The residual amount of $306,868 and $107,818 was then allocated to the Common Share and Pre-Funded Warrants on a relative fair value basis. The Pre-Funded Warrants were exercised in full on March 30, 2022 for gross proceeds of $650.

The Series A Warrants and Series B Warrants liability was determined using the Black-Scholes model. Series A Warrants and Series B Warrants are revalued each period-end at fair value through profit and loss in “gain on revaluation of derivatives”. The change in fair value of the warrant liability between the issuance date and the end of the fiscal year was a decrease of $1,572,299.

During the previous fiscal year, on October 22, 2020, Neptune issued a total of 300,926 warrants (“2020 Warrants”) with an exercise price of $78.75 expiring on October 22, 2025. The warrants, issued as part of the Private Placement entered into on October 20, 2020 (see note 14 (i)), are exercisable beginning anytime on or after April 22, 2021 until October 22, 2025. Proceeds were allocated between common shares and warrants first by allocating proceeds to the warrants classified as liability and measured at fair value and then allocating the residual to the equity instruments. The fair value of the warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $11,831,000. The residual amount of $23,169,000 was then allocated to the Common Share. Warrants are revalued each period-end at fair value through profit and loss. The change in fair value of this warrant liability for the twelve-month period ended March 31, 2022 was a decrease of $5,877,802 (2021—a decrease of $5,893,160).

On February 19, 2021, the Corporation issued 196,429 warrants (“2021 Warrants”) with an exercise price of $78.75 expiring on August 19, 2026. The warrants, issued as part of a Registered Direct Offering entered into on February 17, 2021 (see note 14(f)(ii)), are exercisable beginning anytime on or after August 19, 2021 until August 19, 2026. Proceeds were allocated between common shares and first by allocating proceeds to the warrants classified as liability and measured at fair value with changes in fair value recorded in the income statement based on their fair value and then allocating the residual to the equity instruments.

The fair value of the warrants was determined using the Black-Scholes model, resulting in an initial warrant liability of $6,288,998. The residual amount of $48,711,002 was then allocated to the Common Shares. Warrants are revalued each period-end at fair value through profit and loss. The change in fair value of this warrant liability for the twelve-month period ended March 31, 2022 was a decrease of $3,990,948 (2021 -1,976,093).

Changes in the value of the liability related to the warrants for the years ended March 31, 2022 and 2021 were as follows:

	Warrants	Amount
Outstanding as at March 31, 2020	—	$—
Warrants issued during the year	497,355	18,119,998
Revaluation		(7,869,253)
Movements in exchange rates		211,392
Outstanding as at March 31, 2021	497,355	10,462,137
Warrants issued during the year	1,428,574	7,585,314
Revaluation		(12,633,316)
Movements in exchange rates		156,395
Outstanding as at March 31, 2022	1,925,929	5,570,530

The following table provides the relevant information on the outstanding warrants as at March 31, 2022:

		Number of	Number of
		warrants	warrants	Exercise
Reference	Date of issuance	outstanding	exercisable	price	Expiry date
2020 Warrants	October 22, 2020	300,926	300,926	$78.75	October 22, 2025
2021 Warrants	February 19, 2021	196,429	196,429	$78.75	August 19, 2026
Series A Warrants	March 14, 2022	714,287	—	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	—	$11.20	March 14, 2028
		1,925,929	497,355	$28.64

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	2020 Warrants		2021 Warrants
	March 31,	March 31,	March 31,	March 31,
	2022	2021	2022	2021
Balance - beginning of year	$6,174,137	$—	$4,288,000	$—
Warrants issued during the year	—	11,831,000	—	6,288,998
Change in fair value	(5,877,802)	(5,893,160)	(3,990,948)	(1,976,093)
Translation effect	13,434	236,297	9,652	(24,905)
Balance - end of year	$309,769	$6,174,137	$306,704	$4,288,000

	Series A Warrants		Series B Warrants
	March 31,	March 31,	March 31,	March 31,
	2022	2021	2022	2021
Balance - beginning of year	$—	$—	$—	$—
Warrants issued during the year	4,757,559	—	2,827,755	—
Change in fair value	(1,572,299)	—	(1,192,267)	—
Translation effect	85,556	—	47,753	—
Balance - end of year	$3,270,816	$—	$1,683,241	$—

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	March 31,	March 31,	March 31,	March 31,
	2022	2021	2022	2021
Share price	$7.70	$45.85	$7.70	$45.85
Exercise price	$78.75	$78.75	$78.75	$78.75
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest	2.44%	0.80%	2.49%	1.01%
Remaining contractual life (years)	3.57	4.57	4.39	5.39
Expected volatility	83.2%	76.1%	83.5%	72.0%

	Series A Warrants		Series B Warrants
	March 31,	March 14, 2022	March 31,	March 14, 2022
	2022	(Issue date)	2022	(Issue date)
Share price	$7.70	$45.85	$7.70	$45.85
Exercise price	$11.20	$11.20	$11.20	$11.20
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest	1.94%	2.12%	1.46%	1.58%
Remaining contractual life (years)	5.46	5.50	1.46	1.50
Expected volatility	77.5%	76.1%	87.0%	83.3%

The Corporation measured its derivative warrant liabilities at fair value on a recurring basis. These financial liabilities were measured using level 3 inputs. The Corporation uses the historical volatility of the underlying share to establish the expected volatility of the warrants. An increase or decrease in this assumption to estimate the fair values using the Black-Scholes option pricing model would result in a decrease or an increase in the fair value of the instruments, respectively.